Other Accounts Receivable - Schedule of Other Accounts Receivable (Details) (10-KT) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Prepaid expenses	$ 7	$ 46	$ 73
Government authorities	52	63	5
Other accounts receivable and prepaid expenses	$ 59	$ 109	$ 78